Shareholder Report, Average Annual Return (Details)	12 Months Ended	34 Months Ended
	May 31, 2024	May 31, 2024
Without Sales Load [Member] | C000222711
Average Annual Return [Line Items]
Average Annual Return, Percent	16.87%	1.95%
Without Sales Load [Member] | C000222710
Average Annual Return [Line Items]
Average Annual Return, Percent	17.06%	2.14%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	27.58%	6.53%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	27.58%	6.53%
S&P Target Date 2030 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	14.24%	2.25%
S&P Target Date 2030 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	14.24%	2.25%